Segmented Information (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	December 31, 2019
Equipment
Canada	6	9
Greenland	16	19
Total	22	28

	September 30, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,530	2,483
Greenland	36,276	36,150
Total	38,806	38,633